PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Details	2024	2023
Original cost: (*)
Land and buildings, including facility infrastructure	$463,564	$429,191
Machinery and equipment	4,281,817	3,977,381
	4,745,381	4,406,572
Accumulated depreciation:
Buildings, including facility infrastructure	(303,041)	(291,684)
Machinery and equipment	(3,155,718)	(2,958,959)
	(3,458,759)	(3,250,643)
	$1,286,622	$1,155,929

(*) Original cost includes ROU assets under capital lease in the amount of $153,159 and $204,230 as of December 31, 2024 and 2023, respectively. The depreciation expense of such assets amounted to $15,195 and $18,307 for the years ended December 31, 2024 and 2023, respectively.